LEASES - Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance lease obligations
Within 1 year	¥ 670,992	¥ 621,196
After 1 year but within 2 years	666,487	640,445
After 2 years but within 3 years	708,642	672,306
After 3 years but within 4 years	729,283	714,035
After 4 years but within 5 years	753,410	735,219
After 5 years	6,768,112	7,623,211
Total undiscounted lease payments	10,296,926	11,006,412
Less: total future interest	(3,694,302)	(4,192,322)
Present value of lease obligations	6,602,624	6,814,090
Other financing obligations
Within 1 year	330,773	701,350
After 1 year but within 2 years	1,373,214	713,338
After 2 years but within 3 years	450,691	714,084
After 3 years but within 4 years	428,175	454,918
After 4 years but within 5 years	407,211	417,214
After 5 years	209,784	473,110
Total undiscounted lease payments	3,199,848	3,474,014
Less: total future interest	(421,227)	(608,178)
Less: estimated construction costs	(11,124)	(47,241)
Present value of lease obligations	2,767,497	2,818,595
Total of finance lease and other financing obligations
Within 1 year	1,001,765	1,322,546
After 1 year but within 2 years	2,039,701	1,353,783
After 2 years but within 3 years	1,159,333	1,386,390
After 3 years but within 4 years	1,157,458	1,168,953
After 4 years but within 5 years	1,160,621	1,152,433
After 5 years	6,977,896	8,096,321
Total undiscounted lease payments	13,496,774	14,480,426
Less: total future interest	(4,115,529)	(4,800,500)
Less: estimated construction costs	(11,124)	(47,241)
Present value of total of finance lease and other financing obligations	9,370,121	9,632,685
Finance lease and other financing obligations, current	453,855	699,145
Finance lease and other financing obligations, non-current	8,916,266	8,933,540
Operating lease obligations
Within 1 year	272,796	260,935
After 1 year but within 2 years	250,716	246,970
After 2 years but within 3 years	206,489	249,383
After 3 years but within 4 years	169,014	212,829
After 4 years but within 5 years	151,160	178,627
After 5 years	1,582,879	1,935,590
Total undiscounted lease payments	2,633,054	3,084,334
Less: total future interest	(839,319)	(1,055,035)
Present value of lease obligations	1,793,735	2,029,299
Operating lease liabilities, current	175,749	145,739
Operating lease liabilities, non-current	1,617,986	1,883,560
Total
Within 1 year	1,274,561	1,583,481
After 1 year but within 2 years	2,290,417	1,600,753
After 2 years but within 3 years	1,365,822	1,635,773
After 3 years but within 4 years	1,326,472	1,381,782
After 4 years but within 5 years	1,311,781	1,331,060
After 5 years	8,560,775	10,031,911
Total undiscounted lease payments	16,129,828	17,564,760
Less: total future interest	(4,954,848)	(5,855,535)
Less: estimated construction costs	(11,124)	(47,241)
Present value of lease obligations	11,163,856	11,661,984
Current Portion	629,604	844,884
Non-current portion	10,534,252	¥ 10,817,100
Other disclosures
Total future lease payments for additional leases that have not yet commenced, primarily for data center buildings	¥ 4,933,129
Data center building leases | Minimum
Other disclosures
Lease terms	1 year
Data center building leases | Maximum
Other disclosures
Lease terms	30 years